Property, plant and equipment (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Cost of services	R$ 770,204	R$ 655,272	R$ 571,066
General and administrative expenses	104,966	86,317	102,449
Selling expenses	37,231	33,889	41,995
Depreciation and amortization from continued operations	912,401	775,478	715,510
Depreciation and amortization from discontinued operations	90,439	173,916	162,671
Adjustments for depreciation and amortisation expense	1,002,840	949,394	878,181
Depreciation charge	732,922	668,412	585,311
Amortization charge	R$ 269,918	R$ 280,982	R$ 292,870